PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6:-PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020
Cost:
Machinery and equipment	43,174	40,268
Leasehold improvements	10,144	9,656
Motor vehicles	84	81
Office furniture and equipment	912	869

	54,314	50,874
Accumulated depreciation:
Machinery and equipment	(36,463)	(33,892)
Leasehold improvements	(9,701)	(8,991)
Motor vehicles	(61)	(56)
Office furniture and equipment	(721)	(672)

	(46,946)	(43,611)

Depreciated cost	7,368	7,263

Depreciation expense for the years ended December 31, 2021, 2020 and 2019 were $1,781, $1,591 and $1,508, respectively.